Long-term debt - FedDey & HTX loans (Details) - CAD ($)				1 Months Ended	12 Months Ended
	May 20, 2019	Jul. 25, 2018	Apr. 30, 2015	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds						$ 12,500,000
Interest accretion recovery					$ 3,450	63,322
FedDev Loan
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds						867,000
Amount repaid		$ 563,550
Interest and accretion expense						90,775
HTX loans
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds						$ 1,500,000
Interest rate (as a percent)						4.50%
Amount repaid				$ 1,094,698
Interest and accretion expense						$ 18,078
Knight Loan
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds			$ 4,000,000
Interest rate (as a percent)			15.00%
Amount repaid		$ 3,188,023
Term of the debt			4 years
Royalty payment (as a percent)			0.50%
Initial term of the distribution, licence and supply agreement	10 years
Renewal term of the distribution, licence and supply agreement	10 years
Common shares issued (as a percent)	4.00%
Number of common shares issued	171,745
Discount rate (as a percent)					18.00%
Interest accretion recovery					$ 3,450	$ 63,322